8 CRC Transferred to the Parana State Government (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CRC Transferred To Parana State Government [Abstract]
Changes in CRC, beginning	R$ 1,350,685	R$ 1,445,042
Interest	80,788	87,710
Monetary variations	261,176	96,519
Amortizations	(300,025)	(278,586)
Changes in CRC, ending	1,392,624	1,350,685
Changes in CRC, current	287,789	219,236
Changes in CRC, noncurrent	R$ 1,104,835	R$ 1,131,449